SEGMENT INFORMATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Geographical information
Total	$ 149,335,580	$ 142,282,919	$ 126,161,270
PRC
Geographical information
Total	141,739,539	131,609,354	115,478,174
Other countries
Geographical information
Total	$ 7,596,041	$ 10,673,565	$ 10,683,096